UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois              60606

(Address of principal executive offices)                 (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:     (312) 368-5510

Date of fiscal year end:     October 31

Date of reporting period:    January 31, 2018

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS

JANUARY 31, 2018

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--119.3%

	ELECTRIC, GAS AND WATER--80.9%
2,533,240	Alliant Energy Corp.(a)	$100,696,290
1,688,000	Ameren Corp.(a)(b)	95,591,440
900,000	American Electric Power Company, Inc.	61,902,000
1,000,000	American Water Works Co.(a)	83,170,000
732,000	Atmos Energy Corp.(a)	60,682,800
3,071,300	CenterPoint Energy, Inc.(a)	86,549,234
2,397,000	CMS Energy Corp.(a)(b)	107,265,750
864,000	Dominion Energy, Inc.	66,044,160
955,000	DTE Energy Co.(a)	100,886,200
1,000,000	Edison International	62,530,000
1,138,855	Emera Inc.	42,236,543
1,719,400	Eversource Energy(a)(b)	108,476,946
2,500,000	Great Plains Energy Inc.(a)(b)	77,800,000
747,700	NextEra Energy, Inc.(a)(b)	118,450,634
1,010,250	Nextera Energy Partners, LP	45,370,328
2,270,000	NiSource Inc.	56,023,600
800,000	Northwest Natural Gas Co.	45,880,000
2,300,000	OGE Energy Corp.(a)	74,060,000
500,000	ONE Gas, Inc.	35,415,000
1,000,000	Pinnacle West Capital Corp.	79,950,000
1,800,000	Public Service Enterprise Group Inc.(a)(b)	93,366,000
900,000	Sempra Energy(a)(b)	96,318,000
1,500,000	South Jersey Industries, Inc.	44,160,000
2,000,000	Southern Co.(a)(b)	90,220,000
778,000	Spire Inc.	51,737,000
1,500,000	Vectren Corp.(a)	90,945,000
1,500,000	WEC Energy Group, Inc.(a)	96,450,000
910,000	The Williams Companies, Inc.	28,564,900
2,000,000	Xcel Energy Inc.(a)	91,280,000
		2,192,021,825

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--24.2%
364,729	Andeavor Logistics LP	$ 18,856,489
595,765	Antero Midstream GP LP	12,546,811
435,000	Antero Midstream Partners LP	13,232,700
501,000	DCP Midstream LP	20,716,350
433,800	Dominion Midstream Partners LP	12,905,550
1,360,000	Enbridge Inc. (Canada)	49,816,800
880,032	Energy Transfer Equity LP	16,104,586
1,327,367	Energy Transfer Partners LP	26,600,435
880,000	EnLink Midstream Partners LP	15,382,400
1,276,000	Enterprise Products Partners LP	35,243,120
425,000	EQT GP Holdings, LP	11,785,250
176,000	EQT Midstream Partners LP	13,092,640
545,000	GasLog Partners LP (Marshall Islands)	12,916,500
357,000	Genesis Energy LP	8,221,710
2,380,526	Kinder Morgan, Inc.(a)	42,801,857
295,090	Magellan Midstream Partners LP	21,066,475
727,185	MPLX LP	27,051,282
299,150	ONEOK, Inc.	17,607,969
717,000	Pembina Pipeline Corp.	24,504,878
323,419	Phillips 66 Partners LP	17,024,776
572,000	Plains All American Pipeline, LP	11,994,840
575,000	Rice Midstream Partners LP	11,960,000
430,625	Shell Midstream Partners LP	12,328,794
360,000	Spectra Energy Partners, LP	15,386,400
510,000	Tallgrass Energy GP, LP	12,484,800
415,000	Tallgrass Energy Partners LP	18,260,000
500,120	Targa Resources Corp.	24,005,760
1,450,000	TransCanada Corp. (Canada)(a)(b)	66,758,000
267,440	Valero Energy Partners LP	12,002,707
651,460	Westlake Chemical Partners LP	15,765,332
362,000	Western Gas Partners LP	18,201,360
500,000	Williams Partners LP	20,950,000
		657,576,571

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--14.2%
1,983,000	AT&T Inc.(a)(b)	$ 74,263,350
951,515	BCE Inc. (Canada)(a)(b)	44,483,326
800,000	CenturyLink Inc.	14,248,000
690,400	Crown Castle International Corp.	77,856,408
1,000,000	Orange SA (France)	18,119,440
1,280,300	Telus Corp. (Canada)	48,327,581
1,502,089	Verizon Communications Inc.(a)	81,217,952
782,200	Vodafone Group Plc ADR (United Kingdom)	25,202,484
		383,718,541
	Total Common Stocks & MLP Interests (Cost $2,468,216,286)	3,233,316,937

Par Value

BONDS--16.1%

	ELECTRIC, GAS AND WATER--7.6%
$22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	29,103,854
10,450,000	Atmos Energy Corp.
	8 1/2%, 3/15/19(a)(b)	11,125,686
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, 11/15/18(a)(b)	11,566,090
8,000,000	CMS Energy Corp.
	5.05%, 3/15/22	8,587,351
6,750,000	Commonwealth Edison Company
	6.95%, 7/15/18(a)	6,896,860
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	4,952,445
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, 12/01/18(a)(b)	15,898,747
9,354,000	Dominion Resources, Inc.
	6.40%, 6/15/18(a)(b)	9,507,641
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,912,500
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,632,340
20,000,000	Entergy Texas Inc.
	7 1/8%, 2/01/19(a)(b)	20,888,571

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

Par Value	Description	Value

$10,618,000	Indiana Michigan Power Co.
	7.00%, 3/15/19(a)(b)	$ 11,143,375
5,000,000	Metropolitan Edison Co.
	7.70%, 1/15/19(a)	5,242,321
12,000,000	National Fuel Gas Co.
	8 3/4%, 5/01/19(a)(b)	12,861,019
3,350,000	Nevada Power Co.
	7 1/8%, 3/15/19	3,526,818
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	12,078,527
14,000,000	Progress Energy Inc.
	7.05%, 3/15/19(a)(b)	14,706,660
6,528,000	Public Service New Mexico
	7 1/2%, 8/01/18(a)	6,701,272
5,000,000	Sempra Energy
	6.15%, 6/15/18	5,076,831
		206,408,908

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.5%
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,489,435
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,438,966
5,000,000	Enterprise Products Operating LLC
	6 1/2%, 1/31/19	5,203,252
12,826,000	EQT Corp.
	8 1/8%, 6/01/19(a)	13,708,063
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,660,103
14,445,000	Magellan Midstream Partners, LP
	6.40%, 7/15/18(a)(b)	14,723,615
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	12,653,232
9,000,000	ONEOK Partners, LP
	8 5/8%, 3/01/19	9,560,031
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/2025	5,195,619
12,940,000	Spectra Energy Capital, LLC
	6.20%, 4/15/18(a)(b)	13,046,335
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, 7/15/18	2,665,050
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, 1/15/19(a)(b)	9,549,849
8,000,000	Williams Partners LP
	3.60%, 3/15/22	8,131,104
		122,024,654

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.6%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)	$ 12,556,164
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	13,950,000
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,014,725
9,385,000	Crown Castle International Corp.
	4.45%, 2/15/26	9,706,672
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)	20,137,213
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,444,123
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	20,922,203
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,696,376
		98,427,476
	NON-UTILITY--0.4%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)	9,257,831
		9,257,831
	Total Bonds (Cost $436,845,374)	436,118,869

TOTAL INVESTMENTS--135.4% (Cost $2,905,061,660)		3,669,435,806
Secured borrowings--(14.7)%		(400,000,000)
Secured notes--(11.1)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(11.1)%		(300,000,000)
Other assets less other liabilities--1.5%		41,509,812
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,710,945,618

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JANUARY 31, 2018

(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2018:

	Level 1	Level 2
Common stocks & MLP interests	$3,233,316,937	-
Bonds	-	$436,118,869
Total	$3,233,316,937	$436,118,869

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2018.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 19, 2018

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	March 19, 2018